Boston Partners Long/Short Research Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.0%		Shares	Value
Communication Services - 3.4%
Alphabet, Inc. - Class A (a)		19,990	$6,400,398
Deutsche Telekom AG		46,494	1,499,327
Informa PLC		234,647	2,983,794
Nexstar Media Group, Inc.		6,188	1,188,962
Omnicom Group, Inc.		28,484	2,040,024
T-Mobile US, Inc. (a)		8,636	1,805,011
Walt Disney Co.		32,128	3,356,412
			19,273,928

Consumer Discretionary - 8.8%
Abercrombie & Fitch Co. - Class A (b)		14,041	1,374,193
Aptiv PLC (b)		32,852	2,547,673
AutoNation, Inc. (b)		8,753	1,849,421
AutoZone, Inc. (b)		741	2,930,159
Best Buy Co., Inc.		14,877	1,179,449
Booking Holdings, Inc.		984	4,836,055
Boyd Gaming Corp.		51,420	4,283,286
Darden Restaurants, Inc.		8,528	1,531,458
eBay, Inc.		17,600	1,457,104
Flutter Entertainment PLC (b)		16,231	3,378,063
Frontdoor, Inc. (a)(b)		133,774	7,214,432
Home Depot, Inc.		4,008	1,430,535
Lennar Corp. - Class A		22,905	3,007,427
Lowe's Cos., Inc.		4,686	1,136,261
Restaurant Brands International, Inc.		25,398	1,838,561
Ross Stores, Inc.		14,154	2,496,199
TJX Cos., Inc. (a)		20,286	3,081,849
Valvoline, Inc. (b)		32,062	1,003,861
Wyndham Hotels & Resorts, Inc.		32,752	2,397,446
Yum! Brands, Inc.		6,050	926,921
			49,900,353

Consumer Staples - 5.6%
BJ's Wholesale Club Holdings, Inc. (b)		9,395	838,316
British American Tobacco PLC - ADR		40,891	2,398,666
Coca-Cola Co.		50,405	3,685,614
Coca-Cola Consolidated, Inc.		16,700	2,721,265
Coca-Cola Europacific Partners PLC		23,266	2,133,259
Kerry Group PLC - Class A		8,391	778,946
Lamb Weston Holdings, Inc.		14,787	873,320
Maplebear, Inc. (b)		41,640	1,749,296
Philip Morris International, Inc.		20,669	3,254,954
Primo Brands Corp.		83,772	1,314,383
Sysco Corp.		42,736	3,256,483
Toyo Suisan Kaisha Ltd.		16,210	1,164,162
US Foods Holding Corp. (a)(b)		63,006	4,956,682
Walmart, Inc.		22,815	2,521,286
			31,646,632

Energy - 0.9%
Marathon Petroleum Corp. (a)		9,504	1,841,210
Saipem SpA		508,004	1,384,732
Weatherford International PLC		21,857	1,634,904
			4,860,846

Financials - 18.5%
AIB Group PLC		106,613	1,096,984
Allstate Corp.		12,599	2,683,335
American Express Co.		5,448	1,989,991
Ameriprise Financial, Inc. (a)		6,095	2,777,735
Aon PLC - Class A		11,496	4,068,664
Apollo Global Management, Inc.		10,691	1,409,608
Arthur J Gallagher & Co.		6,919	1,713,283
Baldwin Insurance Group, Inc. - Class A (b)		40,126	1,143,992
Bank of America Corp. (a)		115,626	6,203,335
Beazley PLC		199,133	2,100,487
Berkshire Hathaway, Inc. - Class B (a)(b)		4,470	2,296,731
Blue Owl Capital, Inc. - Class A		74,405	1,116,075
Brown & Brown, Inc.		14,438	1,161,248
Capital One Financial Corp.		5,766	1,263,158
Charles Schwab Corp.		19,132	1,774,110
Chubb Ltd.		8,305	2,459,775
Corpay, Inc. (b)		10,521	3,112,112
Danske Bank AS		19,909	914,462
East West Bancorp, Inc. (a)		19,492	2,079,796
Equitable Holdings, Inc.		14,635	683,308
Evercore, Inc. - Class A		5,707	1,826,640
Everest Group Ltd.		7,521	2,363,775
Fidelity National Information Services, Inc.		30,454	2,002,960
Fifth Third Bancorp (a)		32,509	1,412,841
First American Financial Corp.		15,516	1,020,332
Goldman Sachs Group, Inc. (a)		1,457	1,203,540
Hiscox Ltd.		129,728	2,298,892
Huntington Bancshares, Inc. (a)		119,211	1,943,139
ING Groep NV		77,616	2,012,502
Intercontinental Exchange, Inc.		6,888	1,083,482
JPMorgan Chase & Co. (a)		26,083	8,166,066
LPL Financial Holdings, Inc.		10,615	3,779,365
M&T Bank Corp.		9,400	1,788,068
Markel Group, Inc. (a)(b)		1,633	3,397,359
Morgan Stanley		9,081	1,540,682
NatWest Group PLC		226,175	1,887,762
Nordea Bank Abp		111,953	1,981,208
Progressive Corp.		8,373	1,915,659
Renaissance Holdings Ltd.		9,208	2,404,853
SLM Corp. (a)		26,453	775,073
Sumitomo Mitsui Financial Group, Inc.		22,700	686,868
Synchrony Financial (a)		18,919	1,463,574
Travelers Cos., Inc.		6,145	1,799,625
Visa, Inc. - Class A		5,229	1,748,787
Voya Financial, Inc.		7,006	492,522
Wells Fargo & Co. (a)		86,373	7,415,122
WEX, Inc. (b)		11,554	1,714,151
White Mountains Insurance Group Ltd.		1,047	2,119,390
			104,292,426

Health Care - 11.2%
Abbott Laboratories (a)		11,002	1,418,158
AbbVie, Inc. (a)		28,755	6,547,514
Amgen, Inc.		9,012	3,113,286
AstraZeneca PLC		13,344	2,474,091
Biogen, Inc. (b)		11,638	2,119,163
Bristol-Myers Squibb Co.		36,916	1,816,267
Cencora, Inc.		7,938	2,928,566
Centene Corp. (b)		1,648	64,832
Cigna Group (a)		5,207	1,443,797
CVS Health Corp.		43,569	3,501,205
DaVita, Inc. (b)		1,892	226,435
Elevance Health, Inc. (a)		1,670	564,894
GE HealthCare Technologies, Inc.		26,690	2,134,933
Grifols SA		53,921	659,960
HCA Healthcare, Inc.		6,246	3,174,779
Humana, Inc.		1,886	463,522
ICON PLC (b)		9,774	1,808,190
Ipsen SA		5,010	723,324
IQVIA Holdings, Inc. (b)		11,226	2,582,092
Johnson & Johnson		23,074	4,774,472
Labcorp Holdings, Inc.		2,400	645,072
McKesson Corp.		4,303	3,791,459
Medtronic PLC		21,548	2,269,651
Merck & Co., Inc.		2,445	256,309
Molina Healthcare, Inc. (a)(b)		903	133,879
Novartis AG - ADR		4,988	650,435
Novo Nordisk AS		31,361	1,553,087
Pfizer, Inc.		3,288	84,633
QIAGEN NV		22,958	1,096,245
Quest Diagnostics, Inc.		3,938	744,991
Sandoz Group AG		30,784	2,177,524
Sanofi SA		1,123	112,005
Stryker Corp.		699	259,455
Tenet Healthcare Corp. (b)		9,964	2,160,594
UCB SA		218	60,934
UnitedHealth Group, Inc.		11,952	3,941,411
Universal Health Services, Inc. - Class B		2,257	549,873
Zimmer Biomet Holdings, Inc.		1,649	160,811
			63,187,848

Industrials - 21.8%
3M Co.		18,396	3,165,032
Acuity, Inc.		6,684	2,449,151
AECOM Technology Corp.		30,476	3,142,990
Airbus Group SE		12,095	2,844,649
Allegion PLC		19,256	3,197,074
Allison Transmission Holdings, Inc.		25,518	2,262,426
AMETEK, Inc. (a)		8,553	1,692,553
Brink's Co.		44,622	5,012,389
Builders FirstSource, Inc. (b)		25,822	2,898,003
Canadian Pacific Kansas City Ltd.		20,782	1,508,150
Carrier Global Corp.		34,357	1,885,512
CH Robinson Worldwide, Inc.		24,283	3,857,840
Cummins, Inc.		5,624	2,800,639
Delta Air Lines, Inc.		16,471	1,055,791
DNOW, Inc. (b)		153,694	2,145,568
Dover Corp.		8,244	1,527,448
Emerson Electric Co.		7,354	980,876
Equifax, Inc.		11,829	2,512,125
Esab Corp.		16,996	1,907,631
Expeditors International of Washington, Inc.		16,892	2,481,435
FedEx Corp.		7,970	2,197,170
Herc Holdings, Inc.		18,957	2,545,356
HNI Corp.		71,426	2,965,608
Honeywell International, Inc.		11,730	2,254,389
Howmet Aerospace, Inc. (a)		16,845	3,446,319
Hubbell, Inc.		6,905	2,979,024
Huron Consulting Group, Inc. (b)		18,981	3,124,462
IMI PLC		67,588	2,179,884
Jacobs Solutions, Inc.		30,651	4,132,061
KBR, Inc.		70,194	2,893,397
L3Harris Technologies, Inc.		17,756	4,948,420
Leidos Holdings, Inc. (a)		10,792	2,062,351
Masco Corp. (a)		48,904	3,172,402
Masterbrand, Inc. (a)(b)		272,368	3,020,561
Matson, Inc.		9,816	1,069,748
Nordson Corp.		11,364	2,700,768
Norfolk Southern Corp.		2,128	621,567
Old Dominion Freight Line, Inc.		12,598	1,704,383
Otis Worldwide Corp.		26,455	2,350,527
Parker-Hannifin Corp. (a)		1,634	1,408,018
Resideo Technologies, Inc. (a)(b)		48,271	1,592,460
Rexel SA		57,785	2,202,239
Siemens AG		4,340	1,150,983
SS&C Technologies Holdings, Inc. (a)		32,272	2,773,456
TriNet Group, Inc.		22,300	1,306,780
Uber Technologies, Inc. (b)		46,950	4,110,003
UFP Industries, Inc.		16,121	1,499,092
United Airlines Holdings, Inc. (b)		17,311	1,765,030
Upwork, Inc. (a)(b)		209,963	4,144,670
Westinghouse Air Brake Technologies Corp.		6,624	1,381,435
			123,029,845

Information Technology - 11.7%
Adeia, Inc. (a)		131,821	1,630,626
Applied Materials, Inc.		7,396	1,865,641
Arrow Electronics, Inc. (a)(b)		8,948	966,474
Broadcom, Inc.		16,150	6,507,804
Capgemini SE		7,433	1,164,620
CDW Corp.		14,678	2,116,861
Celestica, Inc. (b)		7,804	2,687,776
Check Point Software Technologies Ltd. (b)		7,898	1,475,110
Dell Technologies, Inc. - Class C		10,827	1,443,780
EPAM Systems, Inc. (b)		16,566	3,097,842
Flex Ltd. (a)(b)		89,449	5,287,330
Gen Digital, Inc. (a)		98,194	2,589,376
InterDigital, Inc.		11,269	4,031,485
Jabil, Inc. (a)		9,297	1,958,971
Keysight Technologies, Inc. (b)		12,257	2,426,273
Lam Research Corp.		21,538	3,359,928
Microchip Technology, Inc. (a)		29,445	1,577,663
Micron Technology, Inc.		8,986	2,125,009
NetApp, Inc.		17,914	1,998,486
Nice Ltd. - ADR (b)		11,005	1,167,300
NXP Semiconductors NV		6,360	1,239,818
Oracle Corp. (a)		9,563	1,931,248
Qnity Electronics, Inc.		20,844	1,690,199
Salesforce, Inc.		7,730	1,782,074
Samsung Electronics Co. Ltd.		44,971	3,088,737
Seagate Technology Holdings PLC		11,857	3,280,713
Trimble, Inc. (b)		28,734	2,339,522
Zebra Technologies Corp. - Class A (b)		5,354	1,353,224
			66,183,890

Materials - 4.6%
Ball Corp.		22,920	1,135,228
Barrick Mining Corp.		39,277	1,623,711
CRH PLC		44,223	5,304,991
DuPont de Nemours, Inc.		41,687	1,657,892
Freeport-McMoRan, Inc.		30,989	1,331,907
Louisiana-Pacific Corp.		13,048	1,070,066
Methanex Corp.		88,981	3,168,613
Mosaic Co. (a)		44,598	1,092,205
OR Royalties, Inc.		55,928	1,949,446
Reliance, Inc.		6,528	1,823,401
Royal Gold, Inc.		16,350	3,332,784
Steel Dynamics, Inc.		15,943	2,675,714
			26,165,958

Real Estate - 3.3%
BXP, Inc.		27,360	1,979,769
COPT Defense Properties		55,475	1,704,747
Essential Properties Realty Trust, Inc.		92,976	2,943,620
Extra Space Storage, Inc.		10,672	1,421,190
Fermi, Inc. (b)		40,545	668,587
Invitation Homes, Inc.		25,076	707,143
Jones Lang LaSalle, Inc. (b)		8,094	2,636,135
Kimco Realty Corp.		90,115	1,861,776
Lamar Advertising Co. - Class A (a)		9,384	1,242,348
Regency Centers Corp. (a)		20,137	1,432,949
VICI Properties, Inc. (a)		62,522	1,801,884
			18,400,148

Utilities - 8.2%
American Electric Power Co., Inc.		19,584	2,423,912
CenterPoint Energy, Inc. (a)		85,936	3,435,721
Enel SpA		266,318	2,752,136
Entergy Corp.		42,170	4,112,418
FirstEnergy Corp. (a)		79,068	3,773,125
NextEra Energy, Inc.		25,779	2,224,470
NiSource, Inc. (a)		83,563	3,687,635
NRG Energy, Inc.		23,275	3,944,880
OGE Energy Corp.		78,166	3,578,439
PPL Corp. (a)		91,592	3,379,745
Southern Co.		32,265	2,939,987
SSE PLC		97,998	2,851,104
Talen Energy Corp. (b)		7,987	3,149,034
Vistra Energy Corp.		12,789	2,287,441
Xcel Energy, Inc.		22,641	1,859,052
			46,399,099
TOTAL COMMON STOCKS (Cost $383,647,022)			553,340,973

CONVERTIBLE NOTES - 0.1%		Par	Value
Andrada Mining Ltd., 12.00%, 07/31/2026 (c)	GBP	700,000	903,516
TOTAL CONVERTIBLE NOTES (Cost $915,464)			903,516

TOTAL INVESTMENTS - 98.1% (Cost $384,562,486)			554,244,489
Other Assets in Excess of Liabilities - 1.9%			10,467,070
TOTAL NET ASSETS - 100.0%			$564,711,559

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR - American Depositary Receipt
PLC - Public Limited Company

GBP - British Pound

(a)
All or a portion of security has been pledged as collateral for securities sold short and contracts for difference. The fair value of assets committed as collateral as of November 30, 2025 is $120,533,987.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $903,516 or 0.2% of net assets as of November 30, 2025.

Boston Partners Long/Short Research Fund
Schedule of Securities Sold Short
November 30, 2025 (Unaudited)

COMMON STOCKS - (14.5)%	Shares	Value
Communication Services - (0.9)%
Dentsu Group, Inc.	(76,600)	$(1,740,419)
Grindr, Inc.	(54,984)	(705,445)
Lumen Technologies, Inc.	(109,195)	(885,571)
TELUS Corp.	(110,329)	(1,447,947)
		(4,779,382)

Consumer Discretionary - (3.0)%
Birkenstock Holding PLC	(12,264)	(531,399)
Breville Group Ltd.	(56,113)	(1,139,143)
CarMax, Inc.	(10,839)	(419,036)
Carvana Co.	(2,244)	(840,378)
Cava Group, Inc.	(19,379)	(947,439)
Chewy, Inc. - Class A	(11,388)	(395,961)
Fox Factory Holding Corp.	(20,132)	(297,752)
Hilton Grand Vacations, Inc.	(37,994)	(1,627,283)
InterContinental Hotels Group PLC	(4,810)	(638,562)
LGI Homes, Inc.	(24,811)	(1,290,668)
Meritage Homes Corp.	(17,625)	(1,288,035)
MGM Resorts International	(41,713)	(1,472,052)
Moncler SpA	(9,634)	(651,113)
Nokian Renkaat Oyj	(91,280)	(891,232)
On Holding AG - Class A	(8,524)	(374,971)
QuantumScape Corp.	(24,708)	(301,932)
Rivian Automotive, Inc. - Class A	(64,412)	(1,085,986)
Shake Shack, Inc. - Class A	(9,743)	(852,318)
Tesla, Inc.	(697)	(299,828)
Texas Roadhouse, Inc.	(5,479)	(960,195)
Wendy's Co.	(99,649)	(842,034)
		(17,147,317)

Consumer Staples - (2.0)%
Beiersdorf AG	(9,297)	(999,760)
Brown-Forman Corp. - Class B	(53,263)	(1,543,562)
Church & Dwight Co., Inc.	(9,943)	(846,746)
Costco Wholesale Corp.	(880)	(803,959)
Coty, Inc. Class A - Class A	(182,465)	(605,784)
Ezaki Glico Co. Ltd.	(24,400)	(859,051)
Hershey Co.	(5,955)	(1,120,016)
Hormel Foods Corp.	(39,149)	(908,648)
Kellanova	(14,404)	(1,204,751)
Kikkoman Corp.	(44,700)	(409,088)
Kraft Heinz Co.	(49,796)	(1,270,296)
Lotus Bakeries NV	(102)	(916,545)
		(11,488,206)

Energy - (0.2)%
Dorchester Minerals LP	(10,974)	(240,824)
Occidental Petroleum Corp.	(23,379)	(981,918)
		(1,222,742)

Financials - (1.8)%
Aozora Bank Ltd.	(156,400)	(2,419,988)
goeasy Ltd.	(10,799)	(1,081,870)
Jack Henry & Associates, Inc.	(6,093)	(1,063,107)
Kinsale Capital Group, Inc.	(2,580)	(993,042)
LIFENET INSURANCE CO	(100,200)	(1,222,906)
StepStone Group, Inc. - Class A	(22,137)	(1,398,173)
T Rowe Price Group, Inc.	(9,517)	(974,350)
Toast, Inc. - Class A	(23,433)	(801,174)
Trupanion, Inc.	(8,076)	(285,002)
		(10,239,612)

Health Care - (1.1)%
10X Genomics, Inc. - Class A	(38,620)	(726,442)
Ambu AS - Class B	(21,027)	(285,419)
Anavex Life Sciences Corp.	(110,879)	(424,667)
ARS Pharmaceuticals, Inc.	(56,534)	(539,334)
Carl Zeiss Meditec AG	(9,672)	(500,456)
Claritev Corp.	(9,274)	(501,445)
Dexcom, Inc.	(9,510)	(603,600)
Hims & Hers Health, Inc.	(9,503)	(377,839)
Krystal Biotech, Inc.	(1,472)	(320,896)
Moderna, Inc.	(15,996)	(415,576)
Neogen Corp.	(84,068)	(502,727)
Omada Health, Inc.	(29,099)	(545,024)
Oxford Nanopore Technologies PLC	(209,272)	(390,840)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(303,807)
		(6,438,072)

Industrials - (1.8)%
Arcosa, Inc.	(11,090)	(1,181,528)
Bloom Energy Corp. - Class A	(4,262)	(465,581)
Fastenal Co.	(6,867)	(277,427)
Husqvarna AB - Class B	(223,371)	(1,069,248)
Kadant, Inc.	(1,109)	(308,435)
Kornit Digital Ltd.	(17,511)	(233,422)
Kuehne + Nagel International AG	(5,016)	(1,007,206)
Mitsui OSK Lines Ltd.	(28,900)	(820,592)
NuScale Power Corp.	(12,123)	(242,460)
Proto Labs, Inc.	(73,336)	(3,726,935)
SiteOne Landscape Supply, Inc.	(6,133)	(823,539)
		(10,156,373)

Information Technology - (1.2)%
Amdocs Ltd.	(10,996)	(840,974)
Cognex Corp.	(72,120)	(2,747,772)
Power Integrations, Inc.	(37,457)	(1,258,555)
Tokyo Electron Ltd.	(8,700)	(1,778,608)
		(6,625,909)

Materials - (0.8)%
Antofagasta PLC	(17,786)	(650,335)
BASF SE	(29,692)	(1,548,478)
Graphic Packaging Holding Co.	(26,404)	(427,217)
International Paper Co.	(45,046)	(1,778,416)
		(4,404,446)

Real Estate - (1.3)%
Aroundtown SA	(199,268)	(686,254)
Mid-America Apartment Communities, Inc.	(10,308)	(1,400,754)
Nomura Real Estate Master Fund, Inc.	(1,393)	(1,519,752)
Segro PLC	(148,919)	(1,406,961)
Unibail-Rodamco-Westfield	(20,008)	(2,125,250)
		(7,138,971)

Utilities - (0.4)%
Verbund AG - Class A	(30,133)	(2,221,748)
TOTAL COMMON STOCKS (Proceeds $92,057,213)		(81,862,778)

PREFERRED STOCKS - (0.2)%	Shares	Value
Consumer Discretionary - (0.2)%
Dr Ing hc F Porsche AG, 0.00%(a)	(20,347)	(1,058,072)
TOTAL PREFERRED STOCKS (Proceeds $1,681,991)		(1,058,072)

TOTAL SECURITIES SOLD SHORT - (14.7)% (Proceeds $93,739,204)		$(82,920,850)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
(a) Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $(1,058,072) or -0.2% of the Fund’s net assets.

Boston Partners Long/Short Research Fund
Schedule of Contracts For Difference
November 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Acer, Inc.	Goldman Sachs	Pay	EFFR + (3.00)%	Termination	12/10/2025		$ (722,383)	$(133,881)
Acer, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	12/29/2027		(204,907)	75,824
Acushnet Holdings Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/06/2027		(282,744)	(62,474)
Acushnet Holdings Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(920,390)	(208,665)
Amcor PLC	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,534,137)	152,189
American Airlines Group, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(972,738)	(93,436)
Ascendis Pharma AS	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(768,210)	(236,779)
Bank of Hawaii Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(917,167)	(18,375)
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(1,303,460)	279,452
Bank of Hawaii Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(407,528)	(12,624)
Becle SAB de CV	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.75)%	Termination	08/24/2028		(688,151)	(56,475)
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(967,405)	238,764
BlackLine, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(445,263)	(90,958)
BLACKSTONE INC	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,209,039)	(1,948,072)
Caris Life Sciences, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(550,529)	280,331
Cincinnati Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,165,756)	(227,866)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/04/2025	AUD	(718,170)	(1,010)
Commonwealth Bank of Australia	Morgan Stanley	Pay	RBA + (0.55)%	Termination	12/10/2025	AUD	(3,591,305)	(755,204)
Compal Electronics, Inc.	Goldman Sachs	Pay	EFFR + (0.50)%	Termination	12/10/2025		(765,896)	(156,041)
Corcept Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(602,567)	(328,887)
Cracker Barrel Old Country Store, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(430,288)	298,482
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	10/04/2028		(249,985)	43,956
CVB Financial Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/08/2026		(1,037,667)	(149,249)
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(12,379)	5,779
CVB Financial Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(42,489)	(6,707)
Dayforce, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(163,214)	(33,653)
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(717,673)	38,820
Dayforce, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(167,084)	(33,933)
Dick's Sporting Goods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,212,359)	106,020
Digital Realty Trust, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,362,781)	53,795
Dollar General Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(817,124)	27,117
Entegris, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	04/09/2028		(540,906)	(64,224)
Entegris, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(726,350)	277,033
EQT AB	J.P. Morgan Securities, Inc.	Pay	STIBOR + (0.30)%	Termination	08/27/2028	SEK	(26,318,268)	65,813
Erie Indemnity Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(279,238)	198,201
First Financial Bankshares, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(1,517,264)	103,446
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(493,811)	111,959
First Financial Bankshares, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(369,069)	(767)
Fortis, Inc./Canada	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,925,855)	(63,476)
Fuji Media Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	MUTAN + (0.35)%	Termination	08/30/2028	JPY	(234,032,400)	(111,943)
Glacier Bancorp, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	03/04/2026		(1,723,598)	(216,456)
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(896,041)	350,648
Glacier Bancorp, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/12/2025		(480,782)	(11,245)
Greif, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,030,920)	46,263
Hayward Holdings, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,746,212)	(54,825)
Hinge Health, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(673,002)	105,891
Hyatt Hotels Corp.	HSBC Bank	Pay	SOFR + (0.05)%	Termination	10/04/2028		(238,201)	(28,607)
Hyatt Hotels Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,797,440)	(288,332)
Infosys Ltd.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	10/08/2028		(415,307)	(35,709)
Infosys Ltd.	Morgan Stanley	Pay	EFFR + (1.53)%	Termination	08/25/2027		(1,609,174)	372,957
KB Home	HSBC Bank	Pay	SOFR + (0.05)%	Termination	10/08/2028		(535,933)	13,044
KB Home	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(2,076,508)	259,354
Kimberly-Clark Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(764,604)	176,085
Kinsale Capital Group, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/23/2026		(134,330)	25,376
Kinsale Capital Group, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(123,938)	(18,322)
Lemonade, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(674,566)	(184,904)
Liberty Global Ltd.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,608,715)	702,220
Madrigal Pharmaceuticals, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(612,501)	(343,724)
Moelis & Co.	HSBC Bank	Pay	SOFR + (0.05)%	Termination	05/21/2028		(328,743)	(15,049)
Moelis & Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(2,197,245)	(137,539)
Montrose Environmental Group, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(743,594)	118,570
National Beverage Corp.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	12/17/2025		(264,442)	44,979
National Beverage Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(485,900)	275,924
Novanta, Inc.	Goldman Sachs	Pay	EFFR + (0.25)%	Termination	09/02/2026		(2,263,539)	615,284
Novanta, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(380,420)	187,178
Pan Jit International, Inc.	Goldman Sachs	Pay	EFFR + (3.50)%	Termination	12/10/2025		(2,515,651)	(872,466)
Pan Jit International, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.60)%	Termination	04/19/2028		(477,343)	(277,421)
Regal Rexnord Corp.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(585,566)	(4,190)
RLI Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	12/10/2025		(600,013)	44,023
Sagax AB	Goldman Sachs	Pay	STIBOR + (1.00)%	Termination	01/16/2028	SEK	(11,094,446)	77,116
Sagax AB	Morgan Stanley	Pay	STIBOR + (0.55)%	Termination	08/29/2027	SEK	(5,101,914)	210,505
SDI Corp.	Goldman Sachs	Pay	EFFR + (5.50)%	Termination	12/10/2025		(369,603)	63,922
Service Corp. International/US	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,691,088)	98,162
Shenzhen Goodix Technology Co. Ltd.	Bank of America	Pay	EFFR + (0.90)%	Termination	04/12/2028		(185,668)	(32,134)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (7.45)%	Termination	08/05/2026		(1,195,027)	(303,639)
Shenzhen Goodix Technology Co. Ltd.	Morgan Stanley	Pay	EFFR + (0.63)%	Termination	08/08/2026		(86,645)	(20,348)
Simpson Manufacturing Co., Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,482,652)	170,716
SL Green Realty Corp.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,798,669)	580,977
Spirax Group PLC	J.P. Morgan Securities, Inc.	Pay	SONIA + (0.30)%	Termination	08/30/2028	GBP	(854,686)	96,363
Stora Enso Oyj	J.P. Morgan Securities, Inc.	Pay	EUSTR + (0.30)%	Termination	08/27/2028	EUR	(1,562,634)	(75,283)
Swiss Re AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(751,772)	41,970
Telia Co. AB	J.P. Morgan Securities, Inc.	Pay	STIBOR + (0.30)%	Termination	08/27/2028	SEK	(6,902,234)	(53,731)
Tetra Tech, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(1,655,361)	53,429
Texas Capital Bancshares, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(2,008,717)	(93,132)
TG Therapeutics, Inc.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(476,350)	(108,320)
Tractor Supply Co.	Morgan Stanley	Pay	EFFR + (0.25)%	Termination	08/25/2027		(1,109,569)	(4,569)
Treasury Wine Estates Ltd.	Goldman Sachs	Pay	RBA + (0.45)%	Termination	01/16/2028	AUD	(152,408)	84,827
Treasury Wine Estates Ltd.	Morgan Stanley	Pay	RBA + (0.55)%	Termination	08/29/2027	AUD	(556,735)	375,532
United Natural Foods, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(848,803)	(223,035)
United Parks & Resorts, Inc.	J.P. Morgan Securities, Inc.	Pay	OBFR + (0.25)%	Termination	08/24/2028		(601,187)	262,262
VAT Group AG	Morgan Stanley	Pay	SARON + (0.45)%	Termination	12/10/2025	CHF	(1,027,687)	(115,393)
VAT Group AG	Morgan Stanley	Pay	SARON + 0.35%	Termination	12/12/2025	CHF	(1,175,762)	(204,009)
Zurich Insurance Group AG	J.P. Morgan Securities, Inc.	Pay	SARON + (0.30)%	Termination	08/27/2028	CHF	(896,969)	35,958
Net Unrealized Appreciation (Depreciation)						0	0	(670,565)

There are no upfront payments or receipts associated with contracts for difference in the Fund as of November 30, 2025.

Notional Amount is in USD unless otherwise indicated.

EFFR - Effective Federal Funds Rate was 3.98% as of November 30, 2025.
EUSTR - Euro Short-Term Rate was 1.92% as of November 30, 2025.
MUTAN - Bank of Japan Uncollateralized Overnight Call Rate was 0.07% as of November 30, 2025.
OBFR - Overnight Bank Funding Rate was 3.88% as of November 30, 2025.
RBA - Reserve Bank of Australia Cash Rate was 4.09% as of November 30, 2025.
SARON - Swiss Average Rate Overnight was 0.43% as of November 30, 2025.
SOFR - Secured Overnight Financing Rate was 4.12% as of November 30, 2025.
SONIA - Sterling Overnight Index Average was 3.97% as of November 30, 2025.
STIBOR - Stockholm Interbank Offered Rate was 2.25% as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Boston Partners Long/Short Research Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$503,177,507	$50,163,466	$–	$553,340,973
Convertible Notes	–	–	903,516	903,516
Total Investments	$503,177,507	$50,163,466	$903,516	$554,244,489

Other Financial Instruments:
Total Contracts For Difference*	$–	$7,846,516	$–	$7,846,516
Total Other Financial Instruments	$–	$7,846,516	$–	$7,846,516

Liabilities:
Investments:
Common Stocks	$(53,963,824)	$(27,898,954)	$–	$(81,862,778)
Preferred Stocks	–	(1,058,072)	–	(1,058,072)
Total Investments	$(53,963,824)	$(28,957,026)	$–	$(82,920,850)
Other Financial Instruments:
Total Contracts For Difference*	$–	$(8,517,081)	$–	$(8,517,081)
Total Other Financial Instruments	$–	$(8,517,081)	$–	$(8,517,081)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.